Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Charges Disclosure [Abstract]
Deferred Costs1 [Table Text Block]

	Dry-Docking	Financing Costs	Total
Balance as of December 31, 2011	5,802	1,556	7,358
- Additions	1,481	-	1,481
- Amortization and write-offs	(6,777)	(466)	(7,243)
- Transfers to held for sale	(286)	-	(286)
Subtotal	220	1,090	1,310
Less: Current portion	-	(1,090)	(1,090)
Balance as of December 31, 2012	220	-	220

Deferred Costs2 [Table Text Block]

	Dry-Docking	Financing Costs	Total
Balance as of December 31, 2012	220	1,090	1,310
- Additions	1,041	-	1,041
- Amortization and write-offs	(232)	(1,090)	(1,322)
- Impairment	(73)		(73)
- Transfers to held for sale	(956)	-	(956)
Balance as of December 31, 2013	-	-	-